Commitments and Contingencies - Additional Information (Details) $ in Thousands	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026 USD ($) Employee	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Restructuring Cost and Reserve [Line Items]
Number of employees impacted by restructuring plan | Employee	195
Restructuring and other expenses (income), net		$ 5,004	$ 1,072	$ 5,004	$ 4,343
Impairment of right-of-use assets			$ 700		$ 1,800
HMH Holding BV And Subsidiaries [Member]
Restructuring Cost and Reserve [Line Items]
Number of employees impacted by restructuring plan | Employee	135
Restructuring and other expenses (income), net						$ 4,631	$ (301)
Impairment of right-of-use assets						1,800
Outstanding bank guarantees						5,000
Purchase commitments						88,000
Restructuring and other expenses						4,600	$ 0
Bank guarantee
Restructuring Cost and Reserve [Line Items]
Outstanding bank guarantees	$ 30,100	$ 30,100		$ 30,100
Bank guarantee | HMH Holding BV And Subsidiaries [Member]
Restructuring Cost and Reserve [Line Items]
Outstanding bank guarantees						$ 30,900
Norway
Restructuring Cost and Reserve [Line Items]
Number of employees impacted by restructuring plan | Employee	110
Norway | HMH Holding BV And Subsidiaries [Member]
Restructuring Cost and Reserve [Line Items]
Number of employees impacted by restructuring plan | Employee	110
Mexico
Restructuring Cost and Reserve [Line Items]
Number of employees impacted by restructuring plan | Employee	60
Germany
Restructuring Cost and Reserve [Line Items]
Number of employees impacted by restructuring plan | Employee	25
Germany | HMH Holding BV And Subsidiaries [Member]
Restructuring Cost and Reserve [Line Items]
Number of employees impacted by restructuring plan | Employee	25